Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net Income	$ 1,326,977	$ 1,177,262	$ 1,065,396
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	602,896	557,283	503,224
Change in noncontrolling interests	22,512		(8,949)
Change in deferred taxes, net	70,462	147,454	14,687
(Gain) loss on sale of investments	36,224	7,679	5,888
(Gain) loss on sale of fixed assets	6,700	(1,306)	(628)
Investment (gain)	(139,600)
Stock Option Compensation Expense	26,476		27,981
Cash outflow from hedging	(13,947)	(58,113)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(43,344)	(252,794)	(300,274)
Inventories, net	(48,279)	(151,890)	18,326
Prepaid expenses, other current and non-current assets	93,121	(119,131)	(51,356)
Accounts receivable, related parties	(25,859)	(11,669)	125,962
Accounts payable, related parties	10,064	(4,495)	(135,001)
Accounts payable, accrued expenses and other current and non-current liabilities	225,586		124,279
Income tax payable	(38,478)		(9,634)
Net cash provided by (used in) operating activities	2,039,063	1,446,482	1,368,125
Investing Activities:
Purchases of property, plant and equipment	(675,310)	(597,855)	(523,629)
Proceeds from sale of property, plant and equipment	9,667	27,325	16,108
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,878,908)		(764,338)
Proceeds from divestitures		9,990	146,835
Net cash (used in) provided by investing activities	(2,281,245)	(2,345,869)	(1,125,024)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	174,391	189,987	281,022
Repayments of short-term borrowings and other financial liabilities	(163,059)	(248,821)	(258,561)
Proceeds from short-term borrowings from related parties	39,829	146,872
Repayments of short-term borrowings from related parties	(64,112)	(127,015)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $127,854 in 2011 and $31,458 in 2010)	4,750,730	2,706,105	947,346
Repayments of long-term debt and capital lease obligations	(3,589,013)		(1,072,941)
Redemption of Trust Preferred Securities		653,760
Increase (decrease) of accounts receivable securitization program	(372,500)	24,500	296,000
Proceeds from exercise of stock options	121,126	94,893	109,518
Payment of dividends [N]	(271,733)	(280,649)	(231,967)
Distributions to noncontrolling interests	(195,023)	(129,542)	(111,550)
Contributions from noncontrolling interests	37,704	27,824	26,416
Net cash (used in) provided by financing activities	468,340	793,159	(14,717)
Effect of exchange rate changes on cash and cash equivalents	4,590	40,650	(6,739)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	230,748		221,645
Cash and cash equivalents at beginning of period		522,870	301,225
Cash and cash equivalents at end of period	$ 688,040		$ 522,870